AB Impact Municipal Income Shares

Portfolio of Investments

July 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 91.6%
Long-Term Municipal Bonds – 91.6%
Alabama – 1.8%
Alabama Community College System ACCS Enhancements Fee Revenue AGM Series 2021 4.00%, 09/01/2046	$3,900	$3,961,209
4.00%, 09/01/2051	5,500	5,585,244

		9,546,453

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.00%, 09/01/2023(a)	430	434,997

Arizona – 4.4%
Arizona Industrial Development Authority Series 2021-A 4.00%, 07/01/2051	5,840	5,043,825
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 4.00%, 02/01/2050	4,500	4,445,953
5.00%, 02/01/2034	1,300	1,464,786
5.00%, 02/01/2035	1,100	1,231,910
Series 2021 4.00%, 02/01/2038	1,400	1,432,045
Industrial Development Authority of the County of Pima (The) (TMC HealthCare Obligated Group) Series 2021 4.00%, 04/01/2046	3,500	3,472,873
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2020 5.00%, 07/01/2040(a)	500	505,511
5.00%, 07/01/2050(a)	1,175	1,169,691
5.00%, 07/01/2054(a)	640	625,009
Series 2021 4.00%, 07/01/2041(a)	365	319,048
4.00%, 07/01/2051(a)	1,080	880,286
4.00%, 07/01/2061(a)	4,210	3,283,647

		23,874,584

California – 11.0%
California Educational Facilities Authority (Mount St.Mary’s University, Inc.) Series 2018-A 5.00%, 10/01/2036	405	447,245
5.00%, 10/01/2046	2,750	3,006,946
California Health Facilities Financing Authority (On Lok Senior Health Services Obligated Group) Series 2020 5.00%, 08/01/2050	1,000	1,069,067
5.00%, 08/01/2055	1,200	1,279,065

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (State of California Personal Income Tax Revenue) Series 2022 4.19%, 06/01/2037	$1,000	$989,273
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 1.68% (MUNIPSA + 0.70%), 08/01/2047(b)	8,000	7,908,313
California Infrastructure & Economic Development Bank (California Science Center Foundation) Series 2021 4.00%, 05/01/2046	5,000	5,042,750
4.00%, 05/01/2051	5,000	4,988,982
4.00%, 05/01/2055	5,000	4,980,844
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2036(a)	350	372,725
5.00%, 12/01/2046(a)	1,250	1,302,565
5.00%, 12/01/2054(a)	1,240	1,286,258
California Municipal Finance Authority (Healthright 360) Series 2019-A 5.00%, 11/01/2039(a)	1,775	1,815,354
5.00%, 11/01/2049(a)	3,500	3,540,239
California Municipal Finance Authority (La Maestra Family Clinic, Inc.) Series 2021 4.00%, 09/01/2046	2,960	2,988,197
4.00%, 09/01/2051	2,745	2,765,783
California Municipal Finance Authority (Valley Health Team, Inc.) Series 2021 4.00%, 07/01/2037	1,200	1,250,263
4.00%, 07/01/2046	2,090	2,110,292
4.00%, 07/01/2051	1,945	1,959,692
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(a)	600	613,119
5.00%, 06/01/2054(a)	250	251,688
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051(a)	250	250,155
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2048(a)	1,085	1,102,600
5.00%, 06/01/2056(a)	1,000	1,012,766

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2048(a)	$3,750	$3,770,508
California School Finance Authority (Girls Athletic Leadership Schools Los Angeles) Series 2021 4.00%, 06/01/2041(a)	955	803,126
4.00%, 06/01/2051(a)	1,000	783,067
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2018 5.00%, 08/01/2038(a)	1,000	1,047,866
Coalinga-Huron Joint Unified School District BAM Series 2018-B 5.00%, 08/01/2048	500	539,673

		59,278,421

Colorado – 0.5%
Denver Health & Hospital Authority Series 2019-A 4.00%, 12/01/2038	1,020	995,806
4.00%, 12/01/2039	1,000	969,985
4.00%, 12/01/2040	750	722,437

		2,688,228

Connecticut – 1.2%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2025	525	572,496
Series 2021-A 4.00%, 08/01/2037	775	815,789
4.00%, 08/01/2039	1,000	1,038,920
4.00%, 08/01/2040	325	336,842
BAM Series 2018-C 5.00%, 07/15/2036	1,000	1,119,409
5.00%, 07/15/2038	620	691,000
BAM Series 2019-A 5.00%, 02/01/2035	1,500	1,698,698

		6,273,154

District of Columbia – 3.8%
District of Columbia (Gallaudet University) Series 2021 5.00%, 04/01/2046	1,715	1,840,618
5.00%, 04/01/2051	2,635	2,815,236
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	1,785	1,871,024
Series 2017-B 5.00%, 07/01/2037	625	661,402
District of Columbia (KIPP DC Public Charter Schools) Series 2019 4.00%, 07/01/2039	2,275	2,221,304

	Principal Amount (000)	U.S. $ Value

District of Columbia (Plenary Infrastructure DC LLC State Lease) Series 2022 5.50%, 02/28/2035	$4,025	$4,526,845
5.50%, 02/29/2036	1,625	1,826,433
5.50%, 08/31/2036	1,800	2,023,826
5.50%, 02/28/2037	1,850	2,058,919
District of Columbia Water & Sewer Authority Series 2016-A 5.00%, 10/01/2035	820	894,379

		20,739,986

Florida – 0.9%
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida, Inc.) Series 2020 5.00%, 06/01/2040	825	805,914
5.00%, 06/01/2050	1,785	1,677,771
Pinellas County School Board (Pinellas County School Board COP) Series 2021-A 5.00%, 07/01/2027	900	1,021,965
5.00%, 07/01/2030	1,000	1,177,614

		4,683,264

Illinois – 7.5%
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2017 5.00%, 12/01/2051	5,085	5,321,097
Chicago Transit Authority Sales Tax Receipts Fund Series 2014 5.25%, 12/01/2049	5,000	5,207,729
Series 2020-A 5.00%, 12/01/2045	6,010	6,567,069
5.00%, 12/01/2055	6,500	7,008,407
Series 2022-A 4.00%, 12/01/2049	4,190	4,130,282
Cook County Community College District No. 508 Series 2013 5.25%, 12/01/2043	605	615,585
BAM Series 2017 5.00%, 12/01/2047	620	657,905
Illinois Finance Authority (Lawndale Educational & Regional Network Charter School Obligated Group) Series 2021 4.00%, 11/01/2041	750	713,701
4.00%, 11/01/2051	1,000	906,230
4.00%, 11/01/2056	1,500	1,327,108
Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2040	1,865	1,819,880
4.00%, 10/01/2050	5,000	4,714,860
4.00%, 10/01/2055	2,000	1,807,618

		40,797,471

	Principal Amount (000)	U.S. $ Value

Indiana – 0.6%
Muncie Sanitary District AGM Series 2021-A 5.00%, 01/01/2029	$685	$787,255
5.00%, 07/01/2029	600	694,126
5.00%, 01/01/2030	1,000	1,163,255
5.00%, 07/01/2030	420	491,313

		3,135,949

Kansas – 0.1%
Seward County Unified School District No. 480 Liberal Series 2017-B 5.00%, 09/01/2028 (Pre-refunded/ETM)	555	608,126

Louisiana – 0.5%
Tangipahoa Parish Hospital Service District No. 1 Series 2021 4.00%, 02/01/2041	1,500	1,462,782
4.00%, 02/01/2042	1,500	1,460,256

		2,923,038

Maryland – 3.4%
Maryland Economic Development Corp. (Bowie State University) Series 2020 4.00%, 07/01/2050	1,200	1,083,924
Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 5.00%, 07/01/2033	1,895	2,029,536
5.00%, 07/01/2034	1,840	1,958,296
Maryland Economic Development Corp. (Morgan State University) Series 2020 5.00%, 07/01/2050	2,500	2,559,111
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2055	10,000	10,870,699

		18,501,566

Massachusetts – 3.4%
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044	7,415	7,708,144
Series 2016-E 5.00%, 07/01/2037	765	812,393
Series 2017-F 5.00%, 07/01/2030	1,475	1,614,390

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019-A 5.00%, 07/01/2036	$1,765	$1,930,056
5.00%, 07/01/2039	2,250	2,444,207
5.00%, 07/01/2044	1,645	1,751,698
AGM Series 2020-C 4.00%, 10/01/2045	1,090	1,086,375
Massachusetts Development Finance Agency (WGBH Educational Foundation) Series 2017-A 4.00%, 01/01/2032	825	875,493

		18,222,756

Michigan – 9.4%
Center Line Public Schools Series 2018 5.00%, 05/01/2038	895	989,218
City of Detroit MI Series 2018 5.00%, 04/01/2026	585	628,480
5.00%, 04/01/2027	500	543,165
5.00%, 04/01/2032	770	823,935
5.00%, 04/01/2033	180	191,468
5.00%, 04/01/2034	1,255	1,327,625
5.00%, 04/01/2035	1,000	1,055,618
5.00%, 04/01/2036	700	737,724
5.00%, 04/01/2037	1,100	1,156,398
Series 2021-A 4.00%, 04/01/2040	1,050	1,006,069
5.00%, 04/01/2033	1,125	1,224,646
5.00%, 04/01/2036	1,200	1,281,781
5.00%, 04/01/2039	1,175	1,239,466
5.00%, 04/01/2050	3,650	3,773,434
Detroit City School District Series 2020-A 5.00%, 05/01/2036	1,145	1,305,518
5.00%, 05/01/2037	1,150	1,307,131
5.00%, 05/01/2039	1,645	1,860,406
5.00%, 05/01/2040	1,000	1,128,360
AGM Series 2005-A 5.25%, 05/01/2030	4,260	5,118,029
Downriver Utility Wastewater Authority AGM Series 2018 5.00%, 04/01/2043	1,515	1,681,011
Ferris State University Series 2019-A 5.00%, 10/01/2024	2,000	2,129,755
5.00%, 10/01/2025	2,000	2,179,994
5.00%, 10/01/2026	2,185	2,430,119
Flint Hospital Building Authority (Hurley Medical Center) Series 2020 4.00%, 07/01/2041	3,500	3,267,639
5.00%, 07/01/2031	2,405	2,675,013
Flint Public Library AGM Series 2020 3.00%, 05/01/2029	1,085	1,128,101
3.00%, 05/01/2030	1,175	1,208,862

	Principal Amount (000)	U.S. $ Value

Grand Rapids Public Schools AGM Series 2017 5.00%, 05/01/2027	$200	$226,886
AGM Series 2019 5.00%, 11/01/2040	1,800	2,014,693
Great Lakes Water Authority Water Supply System Revenue Series 2016-B 5.00%, 07/01/2046	1,225	1,311,023
Series 2016-C 5.00%, 07/01/2026	695	772,445
Series 2020-B 5.00%, 07/01/2045	1,350	1,497,557
5.00%, 07/01/2049	1,300	1,439,516

		50,661,085

Minnesota – 0.6%
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2056	3,000	2,396,814
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Metro Deaf School) Series 2018-A 5.00%, 06/15/2048(a)	1,000	1,007,110

		3,403,924

Missouri – 0.0%
St. Louis Community College District Series 2017 4.00%, 04/01/2035	200	210,930

New Jersey – 4.6%
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2040(a)	1,600	1,515,154
4.00%, 07/15/2050(a)	3,260	2,919,517
New Jersey Economic Development Authority (Foundation Academy Charter School A NJ Nonprofit Corp.) Series 2018-A 5.00%, 07/01/2050	1,000	1,018,794
New Jersey Economic Development Authority (New Jersey Transit Corp.) Series 2020 4.00%, 11/01/2044	5,500	5,433,275
5.00%, 11/01/2044	6,925	7,391,471
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047	1,170	1,200,188
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2015 5.00%, 03/01/2025	3,205	3,422,630

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018-C 5.00%, 06/15/2027	$645	$714,462
5.00%, 06/15/2042	1,000	1,061,395

		24,676,886

New York – 14.0%
Buffalo Sewer Authority BAM Series 2021 1.75%, 06/15/2049	2,000	1,521,152
Build NYC Resource Corp. (Academic Leadership Charter School) Series 2021 4.00%, 06/15/2031	200	200,324
4.00%, 06/15/2036	385	371,649
Build NYC Resource Corp. (Children’s Aid Society (The)) Series 2019 4.00%, 07/01/2044	550	552,904
4.00%, 07/01/2049	600	601,384
Build NYC Resource Corp. (Inwood Academy for Leadership Charter School) Series 2018-A 5.50%, 05/01/2048(a)	500	521,180
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	2,260	2,256,363
Series 2017-A 5.00%, 06/01/2047(a)	725	726,183
City of Buffalo NY Series 2021-B 5.00%, 04/01/2026	2,025	2,236,409
Metropolitan Transportation Authority Series 2014-D 5.00%, 11/15/2039	4,000	4,110,531
Series 2017-C 5.00%, 11/15/2026	5,710	6,215,724
5.00%, 11/15/2029	1,165	1,273,454
5.00%, 11/15/2033	1,000	1,075,383
Series 2018-B 5.00%, 11/15/2026	2,160	2,351,495
Series 2020-C 4.75%, 11/15/2045	16,035	16,605,498
Series 2020-E 4.00%, 11/15/2045	4,250	4,118,138
5.00%, 11/15/2030	5,000	5,601,129
5.00%, 11/15/2032	4,500	4,937,071
Series 2021-A 4.00%, 11/15/2042	7,500	7,335,129
Series 2021-D 1.858% (SOFR + 0.33%), 11/01/2035(b)	1,900	1,854,954

	Principal Amount (000)	U.S. $ Value

Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2046	$6,945	$6,365,903
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	1,265	1,304,817
New York City Health and Hospitals Corp. (New York City Health & Hospital Corp. Lease) Series 2021-A 5.00%, 02/15/2030	1,500	1,765,290
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	375	391,745
5.00%, 08/01/2034	750	778,279
Series 2020 4.00%, 09/01/2045	500	455,478

		75,527,566

North Carolina – 0.9%
North Carolina Central University Series 2019 4.00%, 04/01/2049	2,270	2,149,000
5.00%, 04/01/2044	2,500	2,654,076

		4,803,076

Ohio – 2.5%
American Municipal Power, Inc. Series 2019 5.00%, 02/15/2044	2,150	2,350,259
Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Natural History (The)) Series 2021 4.00%, 07/01/2051	1,100	1,100,373
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	4,365	4,502,265
5.25%, 02/15/2047	1,500	1,562,914
County of Darke OH (Wayne Hospital Co. Obligated Group) Series 2019-A 5.00%, 09/01/2049	690	668,190
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2041	2,000	2,166,010
5.25%, 01/01/2052	1,000	1,066,641

		13,416,652

Oklahoma – 1.0%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	2,000	2,000,261
5.50%, 08/15/2057	3,365	3,220,112

		5,220,373

	Principal Amount (000)	U.S. $ Value

Oregon – 0.2%
Tri-County Metropolitan Transportation District of Oregon Series 2017-A 5.00%, 10/01/2026	$865	$966,061
Series 2018-A 5.00%, 10/01/2029	250	283,436

		1,249,497

Pennsylvania – 7.9%
Capital Region Water Water Revenue Series 2018 5.00%, 07/15/2025	1,000	1,086,695
5.00%, 07/15/2026	510	567,325
City of Philadelphia PA Water & Wastewater Revenue Series 2018-A 5.00%, 10/01/2048	3,050	3,353,673
Series 2019-B 5.00%, 11/01/2049	3,095	3,429,638
Series 2020-A 5.00%, 11/01/2045	5,000	5,573,969
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2037	825	824,943
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	885	949,142
5.00%, 07/01/2034	230	244,634
AGM Series 2022 4.00%, 07/01/2040	4,475	4,503,602
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2036	1,620	1,811,478
5.00%, 05/01/2037	1,390	1,551,323
5.00%, 05/01/2038	1,000	1,115,336
AGM Series 2017 5.00%, 12/01/2035	200	222,150
Philadelphia Authority for Industrial Development (Russell Byers Charter School) Series 2020 5.00%, 05/01/2040	1,050	1,080,225
Pittsburgh Water & Sewer Authority AGM Series 2019-A 5.00%, 09/01/2044	2,000	2,253,609
AGM Series 2020-B 4.00%, 09/01/2045	2,250	2,288,671
4.00%, 09/01/2050	2,500	2,527,312

	Principal Amount (000)	U.S. $ Value

School District of the City of Erie (The) AGM Series 2019-A 5.00%, 04/01/2031	$405	$469,439
AGM Series 2019-C 5.00%, 04/01/2028	1,850	2,108,436
5.00%, 04/01/2029	1,000	1,155,128
Southeastern Pennsylvania Transportation Authority Series 2020 5.00%, 06/01/2029	3,120	3,580,259
Wilkes-Barre Area School District/PA BAM Series 2019 5.00%, 04/15/2059	1,620	1,790,666

		42,487,653

Rhode Island – 3.0%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020-A 5.00%, 09/15/2030	2,890	3,375,241
5.00%, 09/15/2031	5,110	5,900,152
Rhode Island Health and Educational Building Corp. (City of Providence RI) BAM Series 2021-D 4.00%, 05/15/2038	2,930	3,039,770
4.00%, 05/15/2040	1,375	1,417,601
4.00%, 05/15/2041	2,485	2,554,901

		16,287,665

Texas – 0.9%
City of Mission TX BAM Series 2021 5.00%, 02/15/2028	1,000	1,137,819
5.00%, 02/15/2029	1,000	1,151,817
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax) Series 2021-B 5.00%, 12/01/2047	2,000	2,235,936
El Paso County Hospital District Series 2017 5.00%, 08/15/2037	370	400,228

		4,925,800

Utah – 0.7%
Ogden City School District Municipal Building Authority (Ogden City School District) Series 2018 5.00%, 01/15/2038	3,490	3,856,800

Washington – 0.7%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	3,600	3,740,068

	Principal Amount (000)	U.S. $ Value

West Virginia – 1.4%
Morgantown Utility Board, Inc. BAM Series 2018-B 5.00%, 12/01/2043	$2,555	$2,819,455
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2016-A 4.00%, 06/01/2031	2,800	2,873,466
Series 2017-A 5.00%, 06/01/2047	1,775	1,852,662

		7,545,583

Wisconsin – 4.6%
City of Milwaukee WI Sewerage System Revenue Series 2021-S 5.00%, 06/01/2030	1,000	1,166,414
5.00%, 06/01/2031	1,000	1,176,611
Milwaukee Redevelopment Authority (Milwaukee Public Schools Lease) Series 2017 5.00%, 11/15/2025	200	219,623
Wisconsin Health & Educational Facilities Authority (Hmong American Peace Academy Ltd.) Series 2020 5.00%, 03/15/2050	3,520	3,597,423
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	4,430	4,477,989
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation LLC) Series 2019 5.00%, 06/01/2044	6,315	6,468,327
Wisconsin Public Finance Authority (Scotland Health Care System Obligated Group) Series 2021-A 4.00%, 10/01/2047	8,255	7,871,471

		24,977,858

Total Municipal Obligations (cost $525,434,408)		494,699,409

CORPORATES - INVESTMENT GRADE – 2.4%
Industrial – 1.3%
Consumer Cyclical - Other – 0.6%
Conservation Fund A Nonprofit Corp. (The) Series 2019 3.474%, 12/15/2029	3,267	3,058,370

Consumer Non-Cyclical – 0.1%
YMCA of Greater New York Series 2018 3.985%, 08/01/2022	500	499,996

Other Industrial – 0.5%
Howard University Series 2020 2.516%, 10/01/2025	1,000	955,470
1.991%, 10/01/2025	1,000	934,490
2.291%, 10/01/2026	1,000	940,920

		2,830,880

	Principal Amount (000)	U.S. $ Value

Services – 0.1%
Bush Foundation 2.754%, 10/01/2050	$1,000	$753,200

		7,142,446

Financial Institutions – 1.1%
Finance – 1.1%
BlueHub Loan Fund, Inc. Series 2020 3.099%, 01/01/2030	1,000	927,417
Low Income Investment Fund Series 2019 3.711%, 07/01/2029	5,000	4,959,592

		5,887,009

Total Corporates - Investment Grade (cost $13,767,000)		13,029,455

	Shares

SHORT-TERM INVESTMENTS – 4.8%
Investment Companies – 4.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(c) (d) (e) (cost $25,525,201)	25,525,201	25,525,201

Total Investments – 98.8% (cost $564,726,609)(f)		533,254,065
Other assets less liabilities – 1.2%		6,731,949

Net Assets – 100.0%		$539,986,014

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,750	01/15/2025	4.028%	CPI#	Maturity	$144,348	$—	$144,348
USD	2,800	01/15/2027	CPI#	3.466%	Maturity	(133,029)	(6,813)	(126,216)
USD	19,100	01/15/2029	CPI#	3.735%	Maturity	(120,072)	—	(120,072)
USD	17,000	01/15/2030	2.650%	CPI#	Maturity	1,664,867	—	1,664,867
USD	7,500	01/15/2031	2.782%	CPI#	Maturity	630,416	—	630,416
USD	4,400	01/15/2031	2.989%	CPI#	Maturity	274,180	—	274,180
USD	5,570	01/15/2032	CPI#	3.064%	Maturity	(280,183)	—	(280,183)
USD	5,180	04/15/2032	CPI#	2.971%	Maturity	(297,631)	—	(297,631)

						$1,882,896	$(6,813)	$1,889,709

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	16,500	05/15/2026	0.903%	3 Month LIBOR	Semi-Annual/ Quarterly	$1,144,530	$—	$1,144,530
USD	33,000	01/15/2027	1 Day SOFR	2.458%	Annual	146,888	—	146,888
USD	17,500	01/15/2027	1 Day SOFR	2.467%	Annual	85,043	—	85,043
USD	24,000	01/15/2028	1.087%	3 Month LIBOR	Semi-Annual/ Quarterly	1,988,659	—	1,988,659
USD	20,000	01/15/2028	1.027%	3 Month LIBOR	Semi-Annual/ Quarterly	1,719,255	—	1,719,255
USD	14,000	01/15/2028	1.061%	3 Month LIBOR	Semi-Annual/ Quarterly	1,178,302	—	1,178,302
USD	6,000	04/15/2032	3.065%	1 Day SOFR	Annual	(343,966)	—	(343,966)
USD	6,200	02/15/2041	1.630%	3 Month LIBOR	Semi-Annual/ Quarterly	1,086,813	—	1,086,813
USD	5,000	02/15/2041	1.760%	3 Month LIBOR	Semi-Annual/ Quarterly	778,111	—	778,111

						$7,783,635	$—	$7,783,635

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2022, the aggregate market value of these securities amounted to $39,898,538 or 7.4% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2022.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of July 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,440,613 and gross unrealized depreciation of investments was $(35,239,813), resulting in net unrealized depreciation of $(21,799,200).

As of July 31, 2022, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 15.4% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

DOT – Department of Transportation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

AB Impact Municipal Income Shares

July 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$494,699,409	$—	$494,699,409
Corporates – Investment Grade	—	13,029,455	—	13,029,455
Short-Term Investments	25,525,201	—	—	25,525,201

Total Investments in Securities	25,525,201	507,728,864	—	533,254,065
Other Financial Instruments(a)
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	2,713,811	—	2,713,811
Centrally Cleared Interest Rate Swaps	—	8,127,601	—	8,127,601
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(830,915)	—	(830,915)
Centrally Cleared Interest Rate Swaps	—	(343,966)	—	(343,966)

Total	$25,525,201	$517,395,395	$—	$542,920,596

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2022 is as follows:

Fund	Market Value 04/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$20,057	$32,953	$27,485	$25,525	$51